UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            November 15, 2010
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12


Form 13F Information Table Value Total:    287,876 (thousands)

List of Other Included Managers:           None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  BAIDU  ADR                     ADRS STOCKS      056752108    71834   700000 SH       SOLE                 700000        0       0
  CITY TELECOM                   COMMON STOCK     178677209     2823   225000 SH       SOLE                 225000        0       0
  CHINA MOBILE                   COMMON STOCK     16941M109       20     1600 SH       SOLE                   1600        0       0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    75752  1175000 SH       SOLE                1175000        0       0
  KOREA ELECTRIC PWR             ADRS STOCKS      500631106     1755   135000 SH       SOLE                 135000        0       0
  KT CORP                        ADRS STOCKS      48268K101       82     4000 SH       SOLE                   4000        0       0
  LAS VEGAS SANDS                COMMON STOCK     517834107    43563  1250000 SH       SOLE                1250000        0       0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107    39032   400000 SH       SOLE                 400000        0       0
  SIRIUS XM RADIO                COMMON STOCK     82967N108    48000 40000000 SH       SOLE               40000000        0       0
  TURKCELL                       ADRS STOCKS      900111204      159     9500 SH       SOLE                   9500        0       0
  USEC INC                       COMMON STOCK     90333E108     1298   250000 SH       SOLE                 250000        0       0
  VANCEINFO TECHNOLOGIES         ADRS STOCKS      921564100     3557   110000 SH       SOLE                 110000        0       0
